Contingent liabilities and legal proceedings - Other continuing matters relating to Dr Mallya and affiliates (Details) $ in Millions									6 Months Ended
	Oct. 15, 2020 USD ($)	Oct. 15, 2020 GBP (£)	May 23, 2019 USD ($)	May 23, 2019 GBP (£)	Nov. 16, 2017 USD ($)	Nov. 16, 2017 GBP (£)	Jul. 04, 2013 USD ($)	Jul. 04, 2013 GBP (£)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 GBP (£)
Watson Limited
Disclosure of contingent liabilities [line items]
Damages awarded			$ 135.0	£ 99,000,000
Interest on damages awarded			11.0	8,000,000
CASL
Disclosure of contingent liabilities [line items]
Damages awarded			67.5	50,000,000
Interest on damages awarded			$ 5.5	£ 4,000,000
Damages awarded, co-surety percentage			50.00%	50.00%
Watson Limited And Continental Administration Services Limited (CASL)
Disclosure of contingent liabilities [line items]
Damages awarded		£ 260,000
Additional damages awarded	$ 6.0	£ 4,000,000
Contingent liability for guarantees | Standard Chartered Bank (SCB) | Watson Limited | Diageo Holdings Netherlands BV
Disclosure of contingent liabilities [line items]
Guarantee provided in respect of bank facilities							$ 135.0	£ 99,000,000
Payment under guarantee agreement									$ 141.0	£ 104,000,000
Damages claimed					$ 141.0	£ 104,000,000
25 February agreement | Watson Limited
Disclosure of contingent liabilities [line items]
Damages claimed					$ 142.0	£ 104,000,000
Percentage of damages claimed					50.00%	50.00%